Sales and marketing	12 Months Ended
Dec. 31, 2021
Sales and marketing [Abstract]
Sales and marketing

Note 16. Sales and marketing

	Year Ended December 31,
	2021	2020	2019
Payroll and related expenses	$48,901	$39,991	$36,559
Sales commissions	10,312	8,246	6,624
Marketing and advertising	5,274	4,098	5,322
Travel and entertainment	2,279	1,276	4,939
Rent and maintenance	2,513	2,640	2,661
Depreciation and amortization	1,872	1,877	824
Vehicle costs	466	423	448
Professional consultants	1,349	808	1,889
Recruiting expenses	1,043	330	859
Other	2,380	1,616	1,485
	$76,389	$61,305	$61,610